Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings
Schedule of long-term borrowings

	December 31,	December 31,
	2021	2022
Short-term borrowing
Bank loan (i)	5,230,000	4,039,210
Current portion of convertible notes (ii)	1,228,278	—
Current portion of long-term borrowings (iii)	39,840	108,320
Current portion of loan from joint investor (iv)	456,190	—
Current portion of Asset-backed Securities and Notes (v)	343,654	1,129,596
Long-term borrowings:
Bank loan (iii)	42,260	430,460
Convertible notes (ii)	9,440,626	10,155,599
Asset-backed Securities and Notes (v)	256,290	293,945
Other financing arrangements	—	5,795
Total	17,037,138	16,162,925

				As of December 31, 2021			As of December 31, 2022
				Current portion			Current portion
			Maturity/	Outstanding	according to the	Long-term	Outstanding	according to the	Long-term
Ref.	Date of borrowing	Lender/Banks	Repayment date	loan	repayment schedule	portion	loan	repayment schedule	portion
1	December 24, 2020	Bank of Shanghai	December 24, 2023	33,440	16,560	16,880	—	—	—
2	February 8, 2021	Bank of Shanghai	February 8, 2024	48,660	23,280	25,380	—	—	—
3	March 7,2022	Bank of Beijing	March 6,2024	—	—	—	149,000	2,000	147,000
4	June 15, 2022	Bank of Shanghai	June 15, 2025	—	—	—	172,980	46,320	126,660
5	June 22, 2022	Hang Seng Bank	June 22, 2024	—	—	—	180,000	60,000	120,000
6	July 25, 2022	China Construction Bank	July 25, 2029	—	—	—	6,800	—	6,800
7	July 26, 2022	Industrial and Commercial Bank of China	July 25, 2029	—	—	—	10,200	—	10,200
8	August 24, 2022	China Construction Bank	July 25, 2029	—	—	—	19,800	—	19,800
	Total			82,100	39,840	42,260	538,780	108,320	430,460